Accounts Payable and Accrued Liabilities	12 Months Ended
Mar. 31, 2021
Accounts Payable and Accrued Liabilities [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

NOTE 13.  ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	As of March 31,
(In thousands)	2021	2020

Accounts payable	$113	$343
Insurance premium note	1,651	–
Accrued interest	5	701
Other	169	224
Total accounts payable and accrued liabilities	$1,938	$1,268